Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Lease Commitments - Future Minimum Payments [Abstract]
2014	$ 28,700
2015	28,704
2016	28,384
2017	28,307
2018	26,998
Thereafter	166,688
Total minimum annual payments under all noncancelable operating leases	$ 307,781